Lease Liabilities - Summary of Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 112,004
Imputed interest	18,811
Short-term leases	156
Low-value leases	4
Lease liabilities	93,033	$ 57,014	$ 61,926
2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	23,776
2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	18,427
2025
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	15,493
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	12,173
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	9,848
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 32,287